Asset Reinstatement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset reinstatement obligations [abstract]
At 1 January	$ 262	$ 206	$ 532
Additions		202	6
Unwinding of discount	4	5	12
Reversal of provision of reinstatement	(34)	(103)	(220)
Utilized	(18)	(55)	(131)
Translation difference	(4)	7	7
At 31 December	210	262	206
Current				$ 43	$ 96	$ 188
Non-current				167	166	18
Total	$ 262	$ 206	$ 532	$ 210	$ 262	$ 206